Investments - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 519
Carrying amount of interest at the end of the period	61,238	$ 519
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	518
Carrying amount of interest at the end of the period	16,237	518
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	(330)	597
Offset investment with shareholders loan, at beginning of period	848	826
Carrying amount of interest at the beginning of the period	518	1,423
Reversal prior year offset investment with shareholders loan	(848)	(826)
Group's share of profit (loss) for the period	2,570	(927)
Movement shareholders loans to joint ventures	0
Capital increase / (decrease) in joint ventures	1,063
Translation differences	(216)
Business combinations	12,399
Gross balance, at end of period	15,485	(330)
Offset investment with shareholders loan, at end of period	752	848
Carrying amount of interest at the end of the period	16,237	518
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	850	850
Offset investment with shareholders loan, at beginning of period	(848)	(826)
Carrying amount of interest at the beginning of the period	2	24
Reversal prior year offset investment with shareholders loan	848	826
Group's share of profit (loss) for the period	0	0
Movement shareholders loans to joint ventures	(44)
Capital increase / (decrease) in joint ventures	0
Translation differences	113
Business combinations	11,638
Gross balance, at end of period	12,557	850
Offset investment with shareholders loan, at end of period	(752)	(848)
Carrying amount of interest at the end of the period	$ 11,805	$ 2